UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2024	$ 0	$ 89,697	$ (76)	$ (2,088)	$ 24,436	$ 111,969
Balance, shares at Dec. 31, 2024	11,214,831
Comprehensive income	$ 0	0	528	0	3,813	4,341
Share based compensation	0	222	0	0	0	222
Balance at Mar. 31, 2025	$ 0	89,919	452	(2,088)	28,249	116,532
Balance, shares at Mar. 31, 2025	11,214,831
Balance at Dec. 31, 2025	$ 0	136,578	643	(2,088)	41,258	176,391
Balance, shares at Dec. 31, 2025	13,257,610
Comprehensive income	$ 0	0	191	0	3,400	3,591
Share based compensation	0	493	0	0	0	493
Balance at Mar. 31, 2026	$ 0	$ 137,071	$ 834	$ (2,088)	$ 44,658	$ 180,475
Balance, shares at Mar. 31, 2026	13,257,610